Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Jul. 31, 2019
Entity Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 29, 2019
Document Effective Date	Jul. 29, 2019
Prospectus Date	Jul. 31, 2019
Perkins Discovery Fund | Investor
Prospectus [Line Items]
Trading Symbol	PDFDX